CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net loss	€ (228)	€ (53,797)	€ (73,300)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	187	(528)	400
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefit liabilities	235	68	(19)
Tax effect	0	0	0
Other comprehensive income (loss)	422	(460)	381
Total comprehensive income (loss)	€ 194	€ (54,257)	€ (72,919)